COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
The Company from time to time may be a party to litigation in the normal course of business. The Company investigates these claims as they arise. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. As of December 31, 2023, the Company is not aware of any legal claims that could materially impact its business, financial condition or results of operations.
COMMITMENTS AND CONTINGENCIES
As of September 30, 2024 and December 31, 2023, the Company had the following commitments to fund various investments:

	As of September 30, 2024	As of December 31, 2023

Total original loan commitments	$121,570,101	$—
Less: drawn commitments	(97,547,112)	—
Total undrawn commitments	$24,022,989	$—
The Company from time to time may be a party to litigation in the normal course of business. The Company investigates these claims as they arise. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. As of September 30, 2024, the Company is not aware of any legal claims that could materially impact its business, financial condition or results of operations.